Impairment (Charges) Reversals and Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Impairment and Reversal of Impairment and Goodwill [Abstract]
Explanation of impairment loss recognised or reversed [text block]
Based on the Company’s assessment with respect to possible indicators of either impairment or reversal of previous impairments to its mineral properties, the Company concluded that as of December 31, 2018 impairment charges totaling $27.8 million ($27.8 million, net of tax expense) (2017 - impairment reversals of $61.6 million ($53.4 million, net of tax expense)) were required on the following CGUs:

	2018	2017
Manantial Espejo	$(27,789)	$—
Morococha	—	60,237
Calcatreu	—	1,317
	$(27,789)	$61,554

Sensitivity analysis of metal prices
Metal prices used at December 31, 2018:

Commodity Prices	2019-2022 average	Long term
Silver price - $/oz.	$17.07	$18.50
Gold price - $/oz.	$1,300	$1,300
Zinc price - $/tonne	$2,599	$2,400
Lead price - $/tonne	$2,171	$2,100
Copper price - $/tonne	$6,975	$6,000
Metal prices used at December 31, 2017:

Commodity Prices	2018-2021 average	Long term
Silver price - $/oz.	$18.57	$18.50
Gold price - $/oz.	$1,307	$1,300
Zinc price - $/tonne	$2,818	$2,600
Lead price - $/tonne	$2,251	$2,200
Copper price - $/tonne	$6,742	$5,500

Schedule of goodwill	Goodwill arose when the Company acquired Minefinders Corporation Ltd. in 2012 and consists of:

	December 31, 2018	December 31, 2017
Goodwill	$3,057	$3,057